Nature of Business and Significant Accounting Policies, Income Taxes and Loss Per Share (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
U.S. corporate income tax rate						34.00%
Percentage of valuation allowance on deferred tax assets						100.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			10,776,944	533,827		9,402,231	102,300
Reported net loss with reported net loss per share [Abstract]
Net loss	$ (4,241,000)	$ (2,847,000)	$ (12,776,000)	$ (6,245,000)		$ (13,382,000)	$ (15,792,000)
Deemed dividend to preferred shareholders		0		(2,851,000)		(11,590,000)	(1,900,000)
Net loss after deemed dividend		$ (2,847,000)		$ (9,096,000)		$ (24,972,000)	$ (17,692,000)
Weighted average shares outstanding (in shares)	6,987,000	626,000	5,171,000	359,000		665,000	33,000
Basic and diluted loss per share (in dollars per share)	$ (0.61)	$ (4.55)	$ (2.47)	$ (25.36)		$ (37.51)	$ (536.12)
Series E Convertible Preferred Stock [Member]
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders				$ 1,000,000		$ (1,000,000)
Series F Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			266,680	0		842,940	0
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders						$ (8,700,000)
Series C and D Convertible Preferred Stock [Member]
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders				$ 1,800,000		(1,800,000)
Series B and B-1 Convertible Preferred Stock [Member]
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders						$ (1,900,000)	$ (1,900,000)
Series B, C And D Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)						0	53,179
Plan [Member]
Income Tax Disclosure [Line Items]
U.S. corporate income tax rate					21.00%
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			1,987,502	36,874		36,362	4,354
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			90	324		245	499
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			8,522,672	496,629		8,522,684	44,268